Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash equivalents - money market funds	$ 557.9	$ 685.2
Other Investments	46.9	116.2
Derivative assets		6.3
Investments pending settlement	2.2	2.0
Total other assets	2.2	8.3
Total assets measured at fair value	3,900.9	$ 3,117.6
Liabilities
Derivative liabilities	(1.1)
Total other liabilities	1.1
Total liabilities measured at fair value	(1.1)
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Fair Value
Fixed maturity securities
Assets
Fair Value	3,244.9	$ 2,050.9
Fixed maturity securities | U.S. Treasuries
Assets
Fair Value	686.7	615.8
Fixed maturity securities | Agencies
Assets
Fair Value	16.2	17.1
Fixed maturity securities | Non-U.S. government
Assets
Fair Value	76.0	110.9
Fixed maturity securities | Corporate bonds
Assets
Fair Value	1,787.3	1,020.3
Fixed maturity securities | Residential mortgage-backed
Assets
Fair Value	188.2	34.9
Fixed maturity securities | Commercial mortgage-backed
Assets
Fair Value	51.1	51.6
Fixed maturity securities | Other asset backed securities
Assets
Fair Value	439.4	200.3
Short-Term Investments
Assets
Fair Value	49.0	257.0
Short-Term Investments | U.S. Treasuries
Assets
Fair Value	49.0	228.5
Short-Term Investments | Non-U.S. government
Assets
Fair Value		23.1
Short-Term Investments | Corporate bonds
Assets
Fair Value		5.4
Fair Value, Inputs, Level 1
Assets
Cash equivalents - money market funds	557.9	685.2
Other Investments	46.9	43.4
Derivative assets		0.0
Investments pending settlement	2.2	2.0
Total other assets	2.2	2.0
Total assets measured at fair value	1,342.7	1,574.9
Liabilities
Derivative liabilities	0.0
Total other liabilities	0.0
Total liabilities measured at fair value	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities
Assets
Fair Value	686.7	615.8
Fair Value, Inputs, Level 1 | Fixed maturity securities | U.S. Treasuries
Assets
Fair Value	686.7	615.8
Fair Value, Inputs, Level 1 | Fixed maturity securities | Agencies
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities | Non-U.S. government
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities | Corporate bonds
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities | Other asset backed securities
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 1 | Short-Term Investments
Assets
Fair Value	49.0	228.5
Fair Value, Inputs, Level 1 | Short-Term Investments | U.S. Treasuries
Assets
Fair Value	49.0	228.5
Fair Value, Inputs, Level 1 | Short-Term Investments | Non-U.S. government
Assets
Fair Value		0.0
Fair Value, Inputs, Level 1 | Short-Term Investments | Corporate bonds
Assets
Fair Value		0.0
Fair Value, Inputs, Level 2
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments	0.0	72.8
Derivative assets		6.3
Investments pending settlement	0.0	0.0
Total other assets	0.0	6.3
Total assets measured at fair value	2,558.2	1,542.7
Liabilities
Derivative liabilities	(1.1)
Total other liabilities	1.1
Total liabilities measured at fair value	(1.1)
Fair Value, Inputs, Level 2 | Fixed maturity securities
Assets
Fair Value	2,558.2	1,435.1
Fair Value, Inputs, Level 2 | Fixed maturity securities | U.S. Treasuries
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 2 | Fixed maturity securities | Agencies
Assets
Fair Value	16.2	17.1
Fair Value, Inputs, Level 2 | Fixed maturity securities | Non-U.S. government
Assets
Fair Value	76.0	110.9
Fair Value, Inputs, Level 2 | Fixed maturity securities | Corporate bonds
Assets
Fair Value	1,787.3	1,020.3
Fair Value, Inputs, Level 2 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair Value	188.2	34.9
Fair Value, Inputs, Level 2 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair Value	51.1	51.6
Fair Value, Inputs, Level 2 | Fixed maturity securities | Other asset backed securities
Assets
Fair Value	439.4	200.3
Fair Value, Inputs, Level 2 | Short-Term Investments
Assets
Fair Value	0.0	28.5
Fair Value, Inputs, Level 2 | Short-Term Investments | U.S. Treasuries
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 2 | Short-Term Investments | Non-U.S. government
Assets
Fair Value		23.1
Fair Value, Inputs, Level 2 | Short-Term Investments | Corporate bonds
Assets
Fair Value		5.4
Fair Value, Inputs, Level 3
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments	0.0	0.0
Derivative assets		0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Derivative liabilities	0.0
Total other liabilities	0.0
Total liabilities measured at fair value	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities | U.S. Treasuries
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities | Agencies
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities | Non-U.S. government
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities | Corporate bonds
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities | Other asset backed securities
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Short-Term Investments
Assets
Fair Value	0.0	0.0
Fair Value, Inputs, Level 3 | Short-Term Investments | U.S. Treasuries
Assets
Fair Value	$ 0.0	0.0
Fair Value, Inputs, Level 3 | Short-Term Investments | Non-U.S. government
Assets
Fair Value		0.0
Fair Value, Inputs, Level 3 | Short-Term Investments | Corporate bonds
Assets
Fair Value		$ 0.0